Average Annual Total Returns	0 Months Ended
Mar. 01, 2012
(Administrator) | (WF Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.36%)
5 Years	(0.58%)
Performance Since 3/28/2002	6.45%
(Administrator) | (WF Small/Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(8.41%)
5 Years	(0.36%)
Performance Since 3/28/2002	6.34%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (WF Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.51%)
5 Years	(0.80%)
Performance Since 3/28/2002	5.90%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (WF Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.33%)
5 Years	(0.36%)
Performance Since 3/28/2002	5.48%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (WF Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Administrator) | (WF Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(7.43%)
5 Years	2.85%
10 Years	9.54%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (WF Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.66%)
5 Years	2.26%
10 Years	8.64%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (WF Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.66%)
5 Years	2.38%
10 Years	8.31%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Performance Since 3/28/2002	5.57%
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(7.94%)
5 Years	(2.66%)
Performance Since 3/28/2002	7.08%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.94%)
5 Years	(3.01%)
Performance Since 3/28/2002	6.12%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.16%)
5 Years	(2.33%)
Performance Since 3/28/2002	5.76%
Inception Date of Share Class	Apr. 08, 2005
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(1.91%)
5 Years	(0.21%)
10 Years	7.34%
Inception Date of Share Class	Jul. 23, 1996
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.91%)
5 Years	(0.88%)
10 Years	6.32%
Inception Date of Share Class	Jul. 23, 1996
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.24%)
5 Years	(0.25%)
10 Years	6.30%
Inception Date of Share Class	Jul. 23, 1996
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class
Average Annual Return:
1 Year	(4.94%)
5 Years	1.93%
10 Years	4.10%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.94%)
5 Years	1.43%
10 Years	3.49%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.21%)
5 Years	1.63%
10 Years	3.51%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | (WF Small Cap Opportunities Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Administrator) | (WF Small Cap Opportunities Fund) | Administrator Class
Average Annual Return:
1 Year	(4.40%)
5 Years	3.07%
10 Years	7.72%
Inception Date of Share Class	Aug. 01, 1993
(Administrator) | (WF Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.94%)
5 Years	2.32%
10 Years	6.26%
Inception Date of Share Class	Aug. 01, 1993
(Administrator) | (WF Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.14%)
5 Years	2.48%
10 Years	6.20%
Inception Date of Share Class	Aug. 01, 1993
(Retail) | (WF Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.36%)
5 Years	(0.58%)
Performance Since 3/28/2002	6.45%
(Retail) | (WF Small/Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	(13.87%)
5 Years	(1.79%)
Performance Since 3/28/2002	5.48%
Inception Date of Share Class	Jul. 31, 2007
(Retail) | (WF Small/Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(13.93%)
5 Years	(2.21%)
Performance Since 3/28/2002	5.05%
Inception Date of Share Class	Jul. 31, 2007
(Retail) | (WF Small/Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.95%)
5 Years	(1.57%)
Performance Since 3/28/2002	4.71%
Inception Date of Share Class	Jul. 31, 2007
(Retail) | (WF Small/Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	(10.37%)
5 Years	(1.35%)
Performance Since 3/28/2002	5.53%
Inception Date of Share Class	Jul. 31, 2007
(Retail) | (WF Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Retail) | (WF Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	(12.88%)
5 Years	1.41%
10 Years	8.79%
Inception Date of Share Class	Nov. 30, 2000
(Retail) | (WF Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(13.03%)
5 Years	0.88%
10 Years	7.93%
Inception Date of Share Class	Nov. 30, 2000
(Retail) | (WF Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.24%)
5 Years	1.16%
10 Years	7.64%
Inception Date of Share Class	Nov. 30, 2000
(Retail) | (WF Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	(13.28%)
5 Years	1.47%
10 Years	8.85%
Inception Date of Share Class	Nov. 30, 2000
(Retail) | (WF Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	(9.29%)
5 Years	1.85%
10 Years	8.61%
Inception Date of Share Class	Nov. 30, 2000
(Retail) | (WF Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Performance Since 3/28/2002	5.57%
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	(13.44%)
5 Years	(4.06%)
Performance Since 3/28/2002	6.21%
Inception Date of Share Class	Mar. 31, 2008
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(13.44%)
5 Years	(4.39%)
Performance Since 3/28/2002	5.26%
Inception Date of Share Class	Mar. 31, 2008
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.73%)
5 Years	(3.49%)
Performance Since 3/28/2002	4.98%
Inception Date of Share Class	Mar. 31, 2008
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	(9.83%)
5 Years	(3.62%)
Performance Since 3/28/2002	6.21%
Inception Date of Share Class	Mar. 31, 2008
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	(7.78%)
5 Years	(1.63%)
10 Years	6.43%
Inception Date of Share Class	May 07, 1993
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(7.78%)
5 Years	(2.28%)
10 Years	5.46%
Inception Date of Share Class	May 07, 1993
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.06%)
5 Years	(1.44%)
10 Years	5.51%
Inception Date of Share Class	May 07, 1993
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	(7.70%)
5 Years	(1.53%)
10 Years	6.52%
Inception Date of Share Class	Mar. 26, 1999
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	(3.88%)
5 Years	(1.20%)
10 Years	6.28%
Inception Date of Share Class	Dec. 12, 2000
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A
Average Annual Return:
1 Year	(10.52%)
5 Years	0.66%
10 Years	3.41%
Inception Date of Share Class	Jun. 05, 1995
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.52%)
5 Years	0.17%
10 Years	2.79%
Inception Date of Share Class	Jun. 05, 1995
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.84%)
5 Years	0.56%
10 Years	2.90%
Inception Date of Share Class	Jun. 05, 1995
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class C
Average Annual Return:
1 Year	(6.75%)
5 Years	1.11%
10 Years	3.26%
Inception Date of Share Class	Jul. 30, 2010
(Institutional) | (WF Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.36%)
5 Years	(0.58%)
Performance Since 3/28/2002	6.45%
(Institutional) | (WF Small/Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(8.29%)
5 Years	(0.17%)
10 Years	6.45%
Inception Date of Share Class	Aug. 31, 2006
(Institutional) | (WF Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.42%)
5 Years	(0.65%)
Performance Since 3/28/2002	6.00%
Inception Date of Share Class	Aug. 31, 2006
(Institutional) | (WF Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.21%)
5 Years	(0.22%)
Performance Since 3/28/2002	5.57%
Inception Date of Share Class	Aug. 31, 2006
(Institutional) | (WF Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Institutional) | (WF Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(7.21%)
5 Years	3.04%
10 Years	9.73%
Inception Date of Share Class	Jul. 31, 2007
(Institutional) | (WF Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.47%)
5 Years	2.44%
10 Years	8.83%
Inception Date of Share Class	Jul. 31, 2007
(Institutional) | (WF Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.50%)
5 Years	2.53%
10 Years	8.48%
Inception Date of Share Class	Jul. 31, 2007
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Performance Since 3/28/2002	5.57%
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(7.76%)
5 Years	(2.47%)
Performance Since 3/28/2002	7.22%
Inception Date of Share Class	Apr. 08, 2005
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.76%)
5 Years	(2.84%)
Performance Since 3/28/2002	6.24%
Inception Date of Share Class	Apr. 08, 2005
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.04%)
5 Years	(2.18%)
Performance Since 3/28/2002	5.87%
Inception Date of Share Class	Apr. 08, 2005
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(1.73%)
5 Years	(0.17%)
10 Years	7.36%
Inception Date of Share Class	Jul. 30, 2010
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.73%)
5 Years	(0.85%)
10 Years	6.34%
Inception Date of Share Class	Jul. 30, 2010
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.12%)
5 Years	(0.22%)
10 Years	6.31%
Inception Date of Share Class	Jul. 30, 2010
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	(4.76%)
5 Years	2.15%
10 Years	4.33%
Inception Date of Share Class	Nov. 19, 1997
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.76%)
5 Years	1.65%
10 Years	3.71%
Inception Date of Share Class	Nov. 19, 1997
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.09%)
5 Years	1.82%
10 Years	3.70%
Inception Date of Share Class	Nov. 19, 1997
(Investor) | (WF Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.36%)
5 Years	(0.58%)
Performance Since 3/28/2002	6.45%
(Investor) | (WF Small/Mid Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(8.70%)
5 Years	(0.71%)
Performance Since 3/28/2002	6.08%
Inception Date of Share Class	Mar. 28, 2002
(Investor) | (WF Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.75%)
5 Years	(1.09%)
Performance Since 3/28/2002	5.67%
Inception Date of Share Class	Mar. 28, 2002
(Investor) | (WF Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.59%)
5 Years	(0.64%)
Performance Since 3/28/2002	5.26%
Inception Date of Share Class	Mar. 28, 2002
(Investor) | (WF Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Investor) | (WF Small Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(7.64%)
5 Years	2.66%
10 Years	9.52%
Inception Date of Share Class	Dec. 31, 1997
(Investor) | (WF Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.78%)
5 Years	2.13%
10 Years	8.67%
Inception Date of Share Class	Dec. 31, 1997
(Investor) | (WF Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.84%)
5 Years	2.23%
10 Years	8.31%
Inception Date of Share Class	Dec. 31, 1997
(Investor) | (WF Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Performance Since 3/28/2002	5.57%
(Investor) | (WF Intrinsic Small Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(8.20%)
5 Years	(2.95%)
Performance Since 3/28/2002	6.84%
Inception Date of Share Class	Mar. 28, 2002
(Investor) | (WF Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.20%)
5 Years	(3.28%)
Performance Since 3/28/2002	5.89%
Inception Date of Share Class	Mar. 28, 2002
(Investor) | (WF Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.33%)
5 Years	(2.56%)
Performance Since 3/28/2002	5.55%
Inception Date of Share Class	Mar. 28, 2002